Risk Report - Impaired loans, allowance for loan losses and coverage ratios by industry (Tables)	12 Months Ended
Dec. 31, 2017
Impaired Loans by Industry Sector [Abstract]
Impaired loans, allowance for loan losses and coverage ratios by industry [text block table]

Impaired loans, allowance for loan losses and coverage ratios by industry

	Dec 31, 2017
	Impaired Loans			Loan loss allowance
in € m.	Individually assessed	Collectively assessed	Total	Individually assessed allowance	Collectively assessed allowance for impaired loans	Collectively assessed allowance for non-impaired loans	Total	Impaired loan coverage ratio
Financial intermediation	121	8	129	1	3	40	44	34%
Fund management activities	8	8	16	1	0	3	4	24%
Manufacturing	520	165	685	439	146	51	635	93%
Wholesale and retail trade	333	188	521	211	156	27	394	76%
Households	155	2,233	2,388	153	1,290	83	1,526	64%
Commercial real estate activities	345	30	376	115	11	42	168	45%
Public sector	74	0	74	6	0	12	17	24%
Other[1]	1,792	254	2,046	840	139	153	1,132	55%
Total	3,348	2,886	6,234	1,766	1,745	410	3,921	63%

[1] Thereof: ‘Transportation, storage and communication’ - Total Impaired Loans € 808 million/Total Loan loss allowance € 469 million. ‘Real estate; renting and business activities’ - € 482 million/ € 234 million, ‘Construction’ - € 378 million/ € 144 million, ‘Mining and quarrying’ - € 169 million/ € 116 million.

	Dec 31, 2016
	Impaired Loans			Loan loss allowance
in € m.	Individually assessed	Collectively assessed	Total	Individually assessed allowance	Collectively assessed allowance for impaired loans	Collectively assessed allowance for non-impaired loans	Total	Impaired loan coverage ratio
Financial intermediation	122	11	133	27	3	47	77	58%
Fund management activities	14	7	21	1	0	4	5	26%
Manufacturing	524	229	754	476	149	82	707	94%
Wholesale and retail trade	472	234	707	223	161	29	413	58%
Households	193	2,467	2,661	220	1,466	67	1,754	66%
Commercial real estate activities	385	37	422	168	25	39	233	55%
Public sector	19	0	19	4	0	3	7	35%
Other[2]	2,397	334	2,731	953	168	230	1,351	49%
Total	4,126	3,321	7,447	2,071	1,972	503	4,546	61%

[1] Thereof: ‘Transportation, storage and communication’ - Total Impaired Loans € 1.1 billion/Total Loan loss allowance € 650 million, ‘Real estate; renting and business activities’ - € 489 million/ € 230 million, ‘Construction’: € 309 million/ € 170 million, ‘Mining and quarrying’ - € 232 million/ € 103 million.